Transactions with Related Parties - Credit Facility (Details)	1 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($) vessel	Jun. 30, 2021 USD ($) vessel	Jun. 30, 2020 USD ($)
Line of Credit Facility [Line Items]
Number of vessels provided as collateral | vessel	25	25
Proceeds from long-term debt		$ 104,800,000	$ 78,400,000
Line of credit
Line of Credit Facility [Line Items]
Line of credit facility	$ 70,000,000.0	$ 70,000,000.0
Long-term debt, tenor	5 years	5 years
Number of vessels provided as collateral | vessel	7	7
Proceeds from long-term debt	$ 64,300,000
Number of vessels financed by credit facility | vessel	8	8
Number of vessels debt free | vessel	1	1
Available unused facility	$ 20,000,000	$ 20,000,000
Line of credit | Secured debt
Line of Credit Facility [Line Items]
Line of credit facility	30,000,000.0	30,000,000.0
Line of credit | Revolving credit facility
Line of Credit Facility [Line Items]
Line of credit facility	$ 40,000,000.0	$ 40,000,000.0